CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in associates
Investments in associates	$ 6,443	$ 6,281
Earnings from associates	$ 819	770	$ 1,459
Ver T.V
Investment in associates
Percentage of capital stock owned and voting rights	49.00%
Investments in associates	$ 4,132	3,914
Earnings from associates	$ 413	608	1,095
Teledifusora San Miguel Arcngel S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.10%
Investments in associates	$ 1,554	1,334
Earnings from associates	$ 272	150	323
La Capital Cable S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.00%
Investments in associates	$ 757	1,033
Earnings from associates	$ 134	$ 12	$ 41